Annual Total Returns [BarChart] - AZL DFA U.S. Core Equity Fund - AZL DFA U.S. Core Equity Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	14.25%
Annual Return 2017	20.45%
Annual Return 2018	(7.52%)
Annual Return 2019	29.36%
Annual Return 2020	17.70%